INCOME TAXES (Tables)	9 Months Ended
Apr. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the nine months ended
	April 30, 2024	April 30, 2023
	(Unaudited)	(Unaudited)
Current Hong Kong	$22,023	$2,219
Deferred Hong Kong	–	–
Provision for income taxes	$22,023	$2,219

Schedule of Hong Kong effective tax rate

	For the nine months ended April 30, 2024		For the nine months ended April 30, 2023
	(Unaudited)		(Unaudited)
Hong Kong statutory income tax rate	8.25%		16.50%
Non deductible stock compensation	–		(17.63%	)
Prior year over-accrual of provision for income taxes	(3.08%	)	–
Effective tax rate	5.17%		(1.13%	)